DISCONTINUED OPERATIONS CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
Summary of discontinued operations

(millions)	2019	2018	2017

Product and equipment sales	$2,109.9	$2,225.0	$2,080.6
Service and lease sales	234.4	221.1	224.2
Net sales	2,344.3	2,446.1	2,304.8
Product and equipment cost of sales	1,488.9	1,567.9	1,460.3
Service and lease cost of sales	188.7	182.7	189.3
Cost of sales (including special charges)	1,677.6	1,750.6	1,649.6
Selling, general and administrative expenses	406.7	462.8	461.0
Special (gains) and charges	91.4	14.0	(8.6)
Operating income	168.6	218.7	202.8
Other (income) expense	0.7	—	—
Interest expense, net	0.5	1.2	0.4
Income before income taxes	167.4	217.5	202.4
Provision for income taxes	34.1	43.1	54.0
Net income including noncontrolling interest	133.3	174.4	148.4
Net income attributable to noncontrolling interest	-	(4.4)	(3.9)
Net income from discontinued operations, net of tax	$133.3	$178.8	$152.3

(millions)	2019	2018

ASSETS
Current assets
Cash and cash equivalents	$67.6	$50.8
Accounts receivable, net	414.5	452.3
Inventories	424.0	442.4
Other current assets	44.7	44.7
Total current assets	950.8	990.2
Property, plant and equipment, net	726.6	748.9
Goodwill	1,682.6	1,683.9
Other intangible assets, net	745.0	858.1
Operating lease assets	110.8	-
Other assets	67.8	50.2
Total assets	$4,283.6	$4,331.3

LIABILITIES AND EQUITY
Current liabilities
Short-term debt	$0.1	$0.9
Accounts payable	209.0	205.2
Compensation and benefits	33.8	37.5
Income taxes	5.9	3.9
Other current liabilities	112.7	60.2
Total current liabilities	361.5	307.7
Long-term debt	0.4	0.1
Postretirement health care and pension benefits	3.6	0.9
Deferred income taxes	203.1	223.0
Operating lease liabilities	79.2	-
Other liabilities	15.8	15.8
Total liabilities	$663.6	$547.5